UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2020

Date of reporting period: 03/31/2020

Item 1 – Report to Stockholders

MARCH 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund
•	BlackRock 40/60 Target Allocation Fund
•	BlackRock 60/40 Target Allocation Fund
•	BlackRock 80/20 Target Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. Now that the virus has spread around the globe and an economic downturn appears inevitable, investors are faced with the question of how long and how deep it will be.

Returns for most securities were robust for the first ten months of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the economy on hold, all types of equities, both in the United States and internationally, ended the reporting period with negative performance.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. For the near term, however, the disruption is likely to act as a further drag on corporate earnings, following flat earnings growth in 2019. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is beginning to take place, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2020
	6-month	12-month

U.S. large cap equities (S&P 500® Index)	(12.31)%	(6.98)%

U.S. small cap equities (Russell 2000® Index)	(23.72)	(23.99)

International equities (MSCI Europe, Australasia, Far East Index)	(16.52)	(14.38)

Emerging market equities (MSCI Emerging Markets Index)	(14.55)	(17.69)

3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.04	2.25

U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	9.95	18.25

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.33	8.93

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.07	3.78

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(10.40)	(6.94)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of March 31, 2020	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2020, all of the Fund’s share classes underperformed the reference benchmark (MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)). For the same period, all of the Fund’s share classes underperformed, the Bloomberg Barclays U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2020, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg Barclays U.S. Universal Index (60%)). For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2020, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg Barclays U.S. Universal Index (40%)). For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2020, the Fund’s Institutional and Class K Shares outperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)), while the Fund’s Investor A and Class R Shares performed in line and Investor C Shares underperformed the reference benchmark. For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

What factors influenced performance?

During the period, an overweight to U.S. Treasuries contributed to performance, as interest rates fell to historic lows. In addition, an underweight to ex-U.S. developed market equities was additive as the region underperformed both U.S. and emerging market equities.

Conversely, risk assets across the spectrum posted negative returns for the period, which detracted from performance. An overweight to equities, particularly U.S. and emerging market stocks, weighed on total returns.

Describe recent portfolio activity.

During the fourth quarter of 2019, the Funds were overweight in equity relative to fixed income, with a preference for U.S. and emerging market stocks over international developed equities. Factor allocations shifted in favor of cyclicality, and the Funds added stocks exhibiting the low size factor, and also added to quality factor stocks. Lastly, the Funds reduced exposure to investment grade corporate bonds in favor of mortgage-backed securities and Treasuries.

Amid the market volatility of the first quarter of 2020, the Funds maintained many of the principal positions and portfolio strategies to manage risk that helped to protect performance during a challenging quarter, including an overweight to U.S. equities relative to developed market equities, a preference for growth, exposure to minimum volatility-oriented stocks, and an overweight to U.S. Treasuries for added stability.

Describe the Funds’ positioning at period end.

Given the extraordinary price moves in bonds and stocks over the first quarter of 2020 due to the coronavirus pandemic, the Funds’ equity/fixed income weights materially drifted from their target allocations – so much so that an overweight to equities had mutated into an overweight to fixed income. In order to maintain an overweight to equities, specifically U.S. equities, the portfolios were recalibrated and traded back to benchmark weights by mid-March.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.64)%	2.10%	N/A	2.88%	N/A	5.86%	N/A
Investor A	(2.79)	1.74	(3.60)%	2.52	1.42%	5.45	4.89%
Investor C	(3.21)	0.99	0.00	1.76	1.76	4.68	4.68
Class K	(2.62)	2.12	N/A	2.89	N/A	5.86	N/A
Class R	(3.03)	1.33	N/A	2.20	N/A	5.18	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)(c)	(1.05)	3.98	N/A	3.64	N/A	4.85	N/A
Bloomberg Barclays U.S. Universal Index(d)	1.76	7.15	N/A	3.35	N/A	4.05	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(4.64)%	0.04%	N/A	3.33%	N/A	6.59%	N/A
Investor A	(4.73)	(0.26)	(5.50)%	2.98	1.88%	6.22	5.65%
Investor C	(5.09)	(1.01)	(1.99)	2.22	2.22	5.42	5.42
Class K	(4.62)	0.06	N/A	3.36	N/A	6.61	N/A
Class R	(4.83)	(0.43)	N/A	2.81	N/A	6.07	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg Barclays U.S. Universal Index (60%)(c)	(4.01)	0.65	N/A	3.83	N/A	5.57	N/A
MSCI ACWI Index(d)	(14.33)	(11.26)	N/A	2.85	N/A	5.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries. The Index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(7.72)%	(3.15)%	N/A	3.16%	N/A	6.98%	N/A
Investor A	(7.93)	(3.52)	(8.58)%	2.81	1.71%	6.59	6.02%
Investor C	(8.25)	(4.29)	(5.22)	2.04	2.04	5.82	5.82
Class K	(7.70)	(3.13)	N/A	3.17	N/A	6.99	N/A
Class R	(7.99)	(3.72)	N/A	2.61	N/A	6.40	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg Barclays U.S. Universal Index (40%)(c)	(7.12)	(2.82)	N/A	3.92	N/A	6.18	N/A
MSCI ACWI Index(d)	(14.33)	(11.26)	N/A	2.85	N/A	5.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries. The Index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of March 31, 2020	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(10.21)%	(5.96)%	N/A	3.06%	N/A	7.27%	N/A
Investor A	(10.39)	(6.36)	(11.28)%	2.69	1.59%	6.89	6.31%
Investor C	(10.73)	(7.05)	(7.96)	1.92	1.92	6.09	6.09
Class K	(10.20)	(5.95)	N/A	3.07	N/A	7.27	N/A
Class R	(10.43)	(6.45)	N/A	2.53	N/A	6.72	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg Barclays U.S. Universal Index (20%)(c)	(10.39)	(6.43)	N/A	3.90	N/A	6.68	N/A
MSCI ACWI Index(d)	(14.33)	(11.26)	N/A	2.85	N/A	5.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries. The Index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information as of March 31, 2020

BlackRock 20/80 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed-Income Funds	78%
Equity Funds	20
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
BlackRock Strategic Income Opportunities Portfolio, Class K	22%
Master Total Return Portfolio	21
U.S. Total Bond Index Master Portfolio	20
iShares U.S. Treasury Bond ETF	10
iShares Core S&P Total U.S. Stock Market ETF	6
iShares Floating Rate Bond ETF	5
iShares Edge MSCI Min Vol USA ETF	3
Master Advantage Large Cap Core Portfolio	3
iShares Core MSCI EAFE ETF	2
iShares Edge MSCI USA Quality Factor ETF	2

BlackRock 40/60 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed-Income Funds	59%
Equity Funds	40
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	21%
iShares Core S&P Total U.S. Stock Market ETF	16
U.S. Total Bond Index Master Portfolio	13
BlackRock Strategic Income Opportunities Portfolio, Class K	12
iShares U.S. Treasury Bond ETF	11
iShares Core MSCI EAFE ETF	5
iShares Edge MSCI USA Quality Factor ETF	4
Master Advantage Large Cap Core Portfolio	4
iShares Core S&P 500 ETF	3
iShares Edge MSCI Min Vol USA ETF	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	9

Portfolio Information as of March 31, 2020 (continued)

BlackRock 60/40 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	61%
Fixed-Income Funds	39

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	21%
Master Total Return Portfolio	19
BlackRock Strategic Income Opportunities Portfolio, Class K .	11
iShares U.S. Treasury Bond ETF	9
iShares Core MSCI EAFE ETF	8
iShares Edge MSCI USA Quality Factor ETF	6
BlackRock Emerging Markets Fund, Inc., Class K	6
iShares Core S&P 500 ETF	5
Master Advantage Large Cap Core Portfolio	5
BlackRock Technology Opportunities Fund, Class K	3

BlackRock 80/20 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed-Income Funds	20

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	22%
iShares Core MSCI EAFE ETF	11
iShares Core S&P 500 ETF	11
Master Total Return Portfolio	10
iShares Edge MSCI USA Quality Factor ETF	8
iShares U.S. Treasury Bond ETF	8
Master Advantage Large Cap Core Portfolio	8
BlackRock Emerging Markets Fund, Inc., Class K	8
iShares Edge MSCI Min Vol USA ETF	5
BlackRock Technology Opportunities Fund, Class K	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreements. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

ABOUT FUND PERFORMANCE	11

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2019 and held through March 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period(b)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock 20/80 Target Allocation Fund
Institutional	$1,000.00	$973.60	$0.87	$1,000.00	$1,024.12	$0.89	0.18%
Investor A	1,000.00	972.10	2.52	1,000.00	1,022.44	2.59	0.51
Investor C	1,000.00	967.90	6.16	1,000.00	1,018.74	6.32	1.25
Class K	1,000.00	973.80	0.77	1,000.00	1,024.22	0.79	0.16
Class R	1,000.00	969.70	3.99	1,000.00	1,020.95	4.09	0.81
BlackRock 40/60 Target Allocation Fund
Institutional	$1,000.00	$953.60	$0.92	$1,000.00	$1,024.05	$0.96	0.19%
Investor A	1,000.00	952.70	2.55	1,000.00	1,022.39	2.64	0.52
Investor C	1,000.00	949.10	6.20	1,000.00	1,018.64	6.42	1.27
Class K	1,000.00	953.80	0.82	1,000.00	1,024.16	0.85	0.17
Class R	1,000.00	951.70	3.36	1,000.00	1,021.55	3.48	0.69
BlackRock 60/40 Target Allocation Fund
Institutional	$1,000.00	$922.80	$0.90	$1,000.00	$1,024.07	$0.94	0.19%
Investor A	1,000.00	920.70	2.53	1,000.00	1,022.37	2.66	0.53
Investor C	1,000.00	917.50	6.12	1,000.00	1,018.62	6.44	1.28
Class K	1,000.00	923.00	0.80	1,000.00	1,024.17	0.84	0.17
Class R	1,000.00	920.10	3.44	1,000.00	1,021.42	3.62	0.72
BlackRock 80/20 Target Allocation Fund
Institutional	$1,000.00	$897.90	$0.82	$1,000.00	$1,024.13	$0.88	0.17%
Investor A	1,000.00	896.10	2.43	1,000.00	1,022.43	2.60	0.51
Investor C	1,000.00	892.70	5.98	1,000.00	1,018.68	6.38	1.26
Class K	1,000.00	898.00	0.73	1,000.00	1,024.23	0.78	0.15
Class R	1,000.00	895.70	3.19	1,000.00	1,021.63	3.40	0.67

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

(b)

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” above for further information on how expenses were calculated.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) March 31, 2020	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 101.9%

Equity Funds — 20.3%
BlackRock Emerging Markets Fund, Inc., Class K	320,689	$6,506,772
iShares Core MSCI EAFE ETF	143,271	7,147,790
iShares Core S&P 500 ETF	26,907	6,952,769
iShares Core S&P Total U.S. Stock Market ETF	363,596	20,801,327
iShares Edge MSCI Min Vol USA ETF	186,562	10,076,214
iShares Edge MSCI USA Quality Factor ETF	86,194	6,985,162
Master Advantage Large Cap Core Portfolio	$9,775,409	9,775,409

		68,245,443

Fixed-Income Funds — 79.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	8,087,317	75,454,671
iShares Floating Rate Bond ETF (a)	343,224	16,728,738
iShares U.S. Treasury Bond ETF	1,216,838	34,083,632
Master Total Return Portfolio	$73,444,069	73,444,069
U.S. Total Bond Index Master Portfolio	$68,147,244	68,147,244

		267,858,354

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (b)	6,097,330	6,097,330
SL Liquidity Series, LLC, Money Market Series, 0.88% (b)(c)	167,382	167,348

		6,264,678

Total Affiliated Investment Companies — 101.9% (Cost: $343,892,458)		342,368,475

Liabilities in Excess of Other Assets — (1.9)%		(6,360,613)

Net Assets — 100.0%		$336,007,862

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	246,521	160,346		(86,178)	320,689	$6,506,772	$149,681	$(331,940)	$(967,639)
BlackRock High Yield Bond Portfolio, Class K(b)	—	1,289,738		(1,289,738)	—	—	154,267	174,933	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	753,986	5,343,344	(c)	—	6,097,330	6,097,330	6,309	3	—
BlackRock Strategic Income Opportunities Portfolio, Class K	4,875,283	3,675,043		(463,009)	8,087,317	75,454,671	1,094,642	1,510	(4,476,626)
iShares 20+ Year Treasury Bond ETF(b)	—	46,273		(46,273)	—	—	31,370	(147,505)	—
iShares Core MSCI EAFE ETF	98,630	47,640		(2,999)	143,271	7,147,790	91,438	(28,667)	(1,092,438)
iShares Core S&P 500 ETF	—	31,877		(4,970)	26,907	6,952,769	39,402	(404,681)	(1,738,430)
iShares Core S&P Total U.S. Stock Market ETF	325,774	153,917		(116,095)	363,596	20,801,327	219,432	946,085	(3,283,958)
iShares Edge MSCI Min Vol USA ETF	334,373	49,521		(197,332)	186,562	10,076,214	116,857	467,631	(2,101,729)
iShares Edge MSCI USA Quality Factor ETF	—	88,722		(2,528)	86,194	6,985,162	63,181	(21,728)	(1,008,063)
iShares Edge MSCI USA Size Factor ETF(b)	—	69,781		(69,781)	—	—	22,184	334,531	—
iShares Floating Rate Bond ETF	302,368	346,712		(305,856)	343,224	16,728,738	91,841	(30,413)	(724,004)
iShares MBS ETF(b)	220,719	7,568		(228,287)	—	—	116,198	320,017	(385,123)
iShares U.S. Treasury Bond ETF	933,300	520,201		(236,663)	1,216,838	34,083,632	256,710	(4,281)	1,854,306
Master Advantage Large Cap Core Portfolio	$9,187,612	$587,797	(c)(d)	$—	$9,775,409	9,775,409	74,564	(6,690)	(1,214,785)

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
Master Total Return Portfolio	$61,575,302	$11,868,767	(c)(d)	$—		$73,444,069	$73,444,069	$1,007,451		$1,173,258	$ (2,151,017)
U.S. Total Bond Index Master Portfolio	$67,668,900	$478,344	(c)(d)	$—		$68,147,244	68,147,244	921,490		287,542	1,049,432
SL Liquidity Series, LLC, Money Market Series	15,106,317	—		(14,938,935	)(c)	167,382	167,348	9,623	(e)	1,181	720

							$342,368,475	$4,466,640		$2,730,786	$(16,239,354)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased (sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF        Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$190,834,405	$—	$—	$190,834,405

Investments Valued at NAV(b)				151,534,070

Total Investments				$342,368,475

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) March 31, 2020	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 102.6%

Equity Funds — 41.2%
BlackRock Emerging Markets Fund, Inc., Class K	514,306	$10,435,262
BlackRock Technology Opportunities Fund, Class K (a)	222,686	7,431,030
iShares Core MSCI EAFE ETF	386,103	19,262,679
iShares Core S&P 500 ETF	43,458	11,229,547
iShares Core S&P Total U.S. Stock Market ETF	1,042,783	59,657,615
iShares Edge MSCI Min Vol USA ETF	201,224	10,868,108
iShares Edge MSCI USA Quality Factor ETF	185,588	15,040,052
Master Advantage Large Cap Core Portfolio	$14,617,564	14,617,564

		148,541,857

Fixed-Income Funds — 60.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,895,518	45,675,184
iShares Floating Rate Bond ETF (b)	155,949	7,600,954
iShares U.S. Treasury Bond ETF	1,440,640	40,352,326
Master Total Return Portfolio	$75,292,554	75,292,554
U.S. Total Bond Index Master Portfolio	$47,410,037	47,410,037

		216,331,055

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (c)	4,422,176	4,422,176
SL Liquidity Series, LLC, Money Market Series, 0.88% (c)(d)	178,328	178,292

		4,600,468

Total Affiliated Investment Companies — 102.6% (Cost: $371,403,265)		369,473,380

Liabilities in Excess of Other Assets — (2.6)%		(9,270,562)

Net Assets — 100.0%		$360,202,818

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	580,541	222,162		(288,397)	514,306	$10,435,262	$296,843	$(989,756)	$ (1,327,976)
BlackRock Global Allocation Fund, Inc., Class K(b)	803,937	43,173		(847,110)	—	—	97,558	1,827,250	(852,535)
BlackRock Liquidity Funds, T-Fund, Institutional Class	756,363	3,665,813	(c)	—	4,422,176	4,422,176	6,699	3	—
BlackRock Strategic Income Opportunities Portfolio, Class K	1,906,053	3,552,083		(562,618)	4,895,518	45,675,184	642,564	(38,784)	(2,722,413)
BlackRock Technology Opportunities Fund, Class K	—	239,269		(16,583)	222,686	7,431,030	—	(4,080)	(1,025,591)
BlackRock Technology Opportunities Fund, Institutional Class(b)	221,422	6,464		(227,886)	—	—	—	1,506,341	(129,580)
iShares 20+ Year Treasury Bond ETF(b)	—	52,566		(52,566)	—	—	36,611	(179,845)	—
iShares Core MSCI EAFE ETF	235,878	162,212		(11,987)	386,103	19,262,679	207,475	(59,820)	(3,117,264)
iShares Core S&P 500 ETF	—	49,911		(6,453)	43,458	11,229,547	64,304	(486,100)	(2,793,686)
iShares Core S&P Total U.S. Stock Market ETF	717,038	585,574		(259,829)	1,042,783	59,657,615	534,608	1,002,019	(9,909,972)
iShares Edge MSCI Min Vol USA ETF	462,249	31,992		(293,017)	201,224	10,868,108	129,618	978,703	(2,877,879)
iShares Edge MSCI USA Size Factor ETF(b)	—	120,335		(120,335)	—	—	38,801	583,184	—

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Quality Factor ETF	—	191,230		(5,642)		185,588	$15,040,052	$142,063		$(36,878)	$(2,355,013)
iShares Floating Rate Bond ETF	—	158,693		(2,744)		155,949	7,600,954	26,841		(2,715)	(329,895)
iShares MBS ETF(b)	231,466	3,559		(235,025)		—	—	120,984		335,884	(402,499)
iShares U.S. Treasury Bond ETF	708,261	838,584		(106,205)		1,440,640	40,352,326	241,552		1,084	2,189,946
Master Advantage Large Cap Core Portfolio	$29,636,359	$—		$(15,018,795	)(c)(d)	$14,617,564	14,617,564	707,406		212,160	(1,664,991)
Master Total Return Portfolio	$81,108,082	$—		$(5,815,528	)(c)(d)	$75,292,554	75,292,554	109,959		229,872	(2,294,610)
U.S. Total Bond Index Master Portfolio	$66,951,706	$—		$(19,541,669	)(c)(d)	$47,410,037	47,410,037	1,254,272		1,357,506	1,816,725
SL Liquidity Series, LLC, Money Market Series	11,043	167,285	(c)	—		178,328	$178,292	$9,446	(e)	$1,774	$88

							$369,473,380	$4,667,604		$6,237,802	$(27,797,145)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased (sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF        Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:

Investments:

Affiliated Investment Companies(a)	$231,974,933	$—	$—	$231,974,933

Investments Valued at NAV(b)				137,498,447

Total Investments				$369,473,380

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) March 31, 2020	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(c) — 100.8%

Equity Funds — 61.3%
BlackRock Emerging Markets Fund, Inc., Class K	2,171,860	$44,067,046
BlackRock Technology Opportunities Fund, Class K (a)	712,251	23,767,816
iShares Core MSCI EAFE ETF	1,290,882	64,402,103
iShares Core S&P 500 ETF	151,763	39,215,559
iShares Core S&P Total U.S. Stock Market ETF	2,854,677	163,316,071
iShares Edge MSCI Min Vol USA ETF	420,176	22,693,706
iShares Edge MSCI USA Quality Factor ETF	582,601	47,213,985
iShares Edge MSCI USA Size Factor ETF	319,481	22,804,554
Master Advantage Large Cap Core Portfolio	$38,249,625	38,249,625

		465,730,465

Fixed-Income Funds — 39.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	8,691,435	81,091,090
iShares U.S. Treasury Bond ETF	2,733,733	76,571,861
Master Total Return Portfolio	$142,085,322	142,085,322

		299,748,273

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (b)	173,147	173,147

Total Affiliated Investment Companies — 100.8% (Cost: $793,503,675)		765,651,885

Liabilities in Excess of Other Assets — (0.8)%		(5,941,474)

Net Assets — 100.0%		$759,710,411

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	2,000,397	687,713	(516,250)		2,171,860	$44,067,046	$967,537	$(2,406,320)	$(6,439,659)
BlackRock Global Allocation Fund, Inc., Class K(c)	1,388,578	69,902	(1,458,480)		—	—	171,673	3,187,853	(1,463,715)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,483,998	—	(2,310,851	)(b)	173,147	173,147	12,588	1	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,560,807	6,593,387	(1,462,759)		8,691,435	81,091,090	1,245,610	(230,868)	(5,040,535)
BlackRock Technology Opportunities Fund, Institutional Class(c)	1,033,716	23,811	(1,057,527)		—	—	—	7,007,230	(598,583)
BlackRock Technology Opportunities Fund, Class K	—	1,053,179	(340,928)		712,251	23,767,816	—	77,273	(3,464,329)
iShares 7-10 Year Treasury Bond ETF(c)	—	—	—		—	—	336	—	—
iShares 20+ Year Treasury Bond ETF(c)	—	119,369	(119,369)		—	—	83,232	(409,633)	—
iShares Core MSCI EAFE ETF	933,504	395,244	(37,866)		1,290,882	64,402,103	835,643	(385,486)	(11,673,072)
iShares Core S&P 500 ETF	—	167,546	(15,783)		151,763	39,215,559	231,860	(1,182,109)	(10,343,686)
iShares Core S&P Total U.S. Stock Market ETF	2,286,579	681,569	(113,471)		2,854,677	163,316,071	1,820,759	(791,011)	(25,018,873)
iShares Edge MSCI Min Vol USA ETF	1,068,591	20,594	(669,009)		420,176	22,693,706	292,748	2,387,901	(6,738,914)
iShares Edge MSCI USA Momentum Factor ETF(c)	222,798	—	(222,798)		—	—	—	3,161,231	(3,440,942)
iShares Edge MSCI USA Quality Factor ETF	273,810	326,315	(17,524)		582,601	47,213,985	475,520	(93,945)	(5,598,416)
iShares Edge MSCI USA Size Factor ETF	—	407,699	(88,218)		319,481	22,804,554	256,272	275,907	(6,428,091)
iShares MBS ETF(c)	233,600	147,610	(381,210)		—	—	159,488	473,711	(561,197)

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares U.S. Treasury Bond ETF	985,882	1,987,064	(239,213)		2,733,733	$76,571,861	$453,090		$(18,710)	$4,559,062
Master Advantage Large Cap Core Portfolio	$85,784,222	$—	$(47,534,597	)(b)(d)	$38,249,625	38,249,625	535,986		2,865,595	(2,035,569)
Master Total Return Portfolio	$178,897,551	$—	$(36,812,229	)(b)(d)	$142,085,322	142,085,322	2,441,254		741,468	(4,903,527)
U.S. Total Bond Index Master Portfolio(c)	$59,455,077	$—	$(59,455,077	)(b)(d)	$—	—	66,322		3,205,123	(3,232,166)
SL Liquidity Series, LLC, Money Market Series(c)	—	—	—		—	—	12,352	(e)	(3,376)	—

						$765,651,885	$10,062,270		$17,861,835	$(92,422,212)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF        Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:

Investments:

Affiliated Investment Companies(a)	$585,316,938	$—	$—	$585,316,938

Investments Valued at NAV(b)				180,334,947

Total Investments				$765,651,885

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) March 31, 2020	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(c) — 100.5%

Equity Funds — 80.7%
BlackRock Emerging Markets Fund, Inc., Class K	1,372,796	$27,854,027
BlackRock Technology Opportunities Fund, Class K (a)	464,938	15,514,983
iShares Core MSCI EAFE ETF	831,308	41,473,956
iShares Core S&P 500 ETF	156,087	40,332,881
iShares Core S&P Total U.S. Stock Market ETF	1,402,784	80,253,273
iShares Edge MSCI Min Vol USA ETF	331,360	17,896,753
iShares Edge MSCI USA Quality Factor ETF	361,341	29,283,075
iShares Edge MSCI USA Size Factor ETF	147,551	10,532,190
Master Advantage Large Cap Core Portfolio	$28,408,971	28,408,971

		291,550,109

Fixed-Income Funds — 19.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	774,756	7,228,477
iShares U.S. Treasury Bond ETF	1,025,380	28,720,894
Master Total Return Portfolio	$35,220,476	35,220,476

		71,169,847

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (b)	466,750	466,750

Total Affiliated Investment Companies — 100.5% (Cost: $385,931,132)		363,186,706

Liabilities in Excess of Other Assets — (0.5)%		(1,926,750)

Net Assets — 100.0%		$361,259,956

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	1,236,770	472,839	(336,813)		1,372,796	$27,854,027	$643,851	$(1,162,066)	$(4,067,638)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,981,772	—	(1,515,022	)(b)	466,750	466,750	8,344	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	2,531,581	(1,756,825)		774,756	7,228,477	187,298	147,369	(437,490)
BlackRock Technology Opportunities Fund, Institutional Class(d)	570,460	34,784	(605,244)		—	—	—	3,943,641	(315,305)
BlackRock Technology Opportunities Fund, Class K	—	614,838	(149,900)		464,938	15,514,983	—	75,877	(2,199,039)
International Tilts Master Portfolio(d)	$21,858,604	$—	$(21,858,604	)(b)(c)	$—	—	91,061	736,976	1,176,415
iShares 20+ Year Treasury Bond ETF(d)	—	55,847	(55,847)		—	—	38,041	(179,508)	—
iShares Core MSCI EAFE ETF	360,447	538,074	(67,213)		831,308	41,473,956	277,321	166,141	(9,571,580)
iShares Core S&P 500 ETF	—	189,444	(33,357)		156,087	40,332,881	341,717	(121,872)	(8,775,718)
iShares Core S&P Small-Cap ETF(d)	102,847	—	(102,847)		—	—	—	246,840	(401,418)
iShares Core S&P Total U.S. Stock Market ETF	1,233,844	208,840	(39,900)		1,402,784	80,253,273	933,996	(216,185)	(12,638,806)
iShares Edge MSCI Min Vol USA ETF	658,994	44,769	(372,403)		331,360	17,896,753	224,376	407,785	(3,780,696)
iShares Edge MSCI USA Momentum Factor ETF(d)	194,990	5,347	(200,337)		—	—	50,967	3,852,220	(2,928,244)
iShares Edge MSCI USA Quality Factor ETF	203,617	164,164	(6,440)		361,341	29,283,075	289,388	(72,752)	(4,268,846)
iShares Edge MSCI USA Size Factor ETF	—	186,637	(39,086)		147,551	10,532,190	117,572	137,787	(3,064,756)
iShares MBS ETF(d)	—	107,938	(107,938)		—	—	27,310	(14,782)	—
iShares U.S. Treasury Bond ETF	—	1,108,866	(83,486)		1,025,380	28,720,894	125,055	(15,904)	1,654,625

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
Master Advantage Large Cap Core Portfolio	$38,228,579	$—	$(9,819,608	)(b)(c)	$28,408,971	$28,408,971	$282,865		$180,957	$(3,708,078)
Master Total Return Portfolio	$41,738,959	$—	$(6,518,483	)(b)(c)	$35,220,476	35,220,476	512,933		674,662	(1,302,367)
U.S. Total Bond Index Master Portfolio(d)	$31,000,464	$—	$(31,000,464	)(b)(c)	$—	—	29,773		1,605,163	(1,609,930)
SL Liquidity Series, LLC, Money Market Series(d)	—	—	—		—	—	10,393	(e)	661	—

						$363,186,706	$4,192,261		$10,393,012	$(56,238,871)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held by the Fund.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF        Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:

Investments:

Affiliated Investment Companies(a)	$299,557,259	$—	$—	$299,557,259

Investments Valued at NAV(b)				63,629,447

Total Investments				$363,186,706

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

March 31, 2020

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)(b)	$342,368,475	$369,473,380	$765,651,885	$363,186,706
Receivables:
Securities lending income — affiliated	123	212	770	125
Capital shares sold	1,308,199	749,160	1,207,397	632,455
Dividends — affiliated	195,860	123,139	235,417	23,145
From the Manager	6,523	9,891	17,112	16,928
Prepaid expenses	62,787	58,786	62,084	43,678

Total assets	343,941,967	370,414,568	767,174,665	363,903,037

LIABILITIES
Cash collateral on securities loaned at value	167,503	176,875	—	—
Payables:
Investments purchased — affiliated	5,611,033	4,249,057	230,018	320,267
Administration fees	4,037	4,620	30,301	2,527
Capital shares redeemed	1,910,393	5,505,783	6,707,665	2,054,104
Trustees’ and Officer’s fees	2,908	3,850	7,019	3,665
Other accrued expenses	133,167	158,382	291,330	184,137
Other affiliates	1,785	2,353	14,043	2,744
Service and distribution fees	103,279	110,830	183,878	75,637
Total liabilities	7,934,105	10,211,750	7,464,254	2,643,081

NET ASSETS	$336,007,862	$360,202,818	$759,710,411	$361,259,956

NET ASSETS CONSIST OF
Paid-in capital	$332,856,667	$354,239,570	$771,293,926	$371,083,302
Accumulated earnings (loss)	3,151,195	5,963,248	(11,583,515)	(9,823,346)

NET ASSETS	$336,007,862	$360,202,818	$759,710,411	$361,259,956

(a) Investments at cost — affiliated	$343,892,458	$371,403,265	$793,503,675	$385,931,132
(b) Securities loaned at value	$165,667	$175,464	$—	$—

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities  (unaudited) (continued)

March 31, 2020

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE
Institutional
Net assets	$65,459,920	$83,854,178	$152,619,938	$123,374,145

Shares outstanding(a)	5,814,443	7,551,033	12,835,358	10,979,408

Net asset value	$11.26	$11.10	$11.89	$11.24

Investor A

Net assets	$146,822,967	$167,870,831	$479,565,825	$155,861,138

Shares outstanding(a)	13,213,852	15,250,177	41,047,109	14,153,491

Net asset value	$11.11	$11.01	$11.68	$11.01

Investor C

Net assets	$78,017,356	$79,147,049	$81,987,252	$44,483,141

Shares outstanding(a)	7,085,649	7,270,536	7,172,188	4,176,041

Net asset value	$11.01	$10.89	$11.43	$10.65

Class K

Net assets	$36,979,353	$18,026,083	$33,356,621	$32,029,795

Shares outstanding(a)	3,284,681	1,622,186	2,805,549	2,850,293

Net asset value	$11.26	$11.11	$11.89	$11.24

Class R

Net assets	$8,728,266	$11,304,677	$12,180,775	$5,511,737

Shares outstanding(a)	788,143	1,029,506	1,044,254	503,014

Net asset value	$11.07	$10.98	$11.66	$10.96

(a)	Unlimited number of shares authorized, $ 0.001 par value.

See notes to financial statements.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended March 31, 2020

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated.	$2,453,512	$2,586,521	$7,006,356	$3,265,236
Securities lending income — affiliated — net	9,623	9,446	12,352	10,393
Other income	3,332	2,990	1,757	301
Net investment income allocated from the affiliated Master Portfolios:
Income	2,145,983	2,261,556	3,461,544	1,084,508
Expenses	(142,478)	(189,919)	(417,982)	(167,876)

Total investment income	4,469,972	4,670,594	10,064,027	4,192,562

EXPENSES
Service and distribution — class specific	620,751	706,263	1,212,405	507,414
Transfer agent — class specific	123,126	180,773	452,548	239,942
Administration	69,126	80,175	179,662	85,655
Registration	46,854	45,911	58,798	42,818
Accounting services	33,072	33,072	33,072	33,072
Administration — class specific	32,487	37,719	86,741	40,300
Professional	30,782	30,525	37,581	30,330
Printing	15,410	15,928	19,782	16,128
Trustees and Officer	6,958	7,755	11,192	7,775
Custodian	2,423	2,146	3,463	2,088
Recoupment of past waived and/or reimbursed fees — class specific	361	1,602	—	—
Miscellaneous	6,718	7,405	10,457	7,324

Total expenses	988,068	1,149,274	2,105,701	1,012,846
Less:
Fees waived and/or reimbursed by the Manager	(97,306)	(90,450)	(49,410)	(83,941)
Administration fees waived — class specific	(8,590)	(10,620)	(44,291)	(30,523)
Transfer agent fees waived and/or reimbursed — class specific	(16,989)	(61,378)	(116,392)	(108,317)

Total expenses after fees waived and/or reimbursed	865,183	986,826	1,895,608	790,065

Net investment income	3,604,789	3,683,768	8,168,419	3,402,497

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	1,150,988	3,749,716	9,499,368	6,861,132
Capital gain distributions from investment companies — affiliated	125,688	688,548	1,550,281	334,122
Allocation from the affiliated Master Portfolios	1,454,110	1,799,538	6,812,186	3,197,758

	2,730,786	6,237,802	17,861,835	10,393,012

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(13,922,984)	(25,654,269)	(82,250,950)	(50,794,911)
Allocation from the affiliated Master Portfolios	(2,316,370)	(2,142,876)	(10,171,262)	(5,443,960)

	(16,239,354)	(27,797,145)	(92,422,212)	(56,238,871)

Net realized and unrealized loss	(13,508,568)	(21,559,343)	(74,560,377)	(45,845,859)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,903,779)	$(17,875,575)	$(66,391,958)	$(42,443,362)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,604,789	$7,147,734	$3,683,768	$7,891,222
Net realized gain	2,730,786	1,097,419	6,237,802	3,948,251
Net change in unrealized appreciation (depreciation)	(16,239,354)	9,182,240	(27,797,145)	7,163,566

Net increase (decrease) in net assets resulting from operations	(9,903,779)	17,427,393	(17,875,575)	19,003,039

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,191,216)	(1,845,509)	(2,039,966)	(4,541,015)
Investor A	(3,241,148)	(5,294,433)	(4,289,541)	(11,464,215)
Investor C	(1,186,832)	(3,017,479)	(1,437,982)	(5,468,389)
Class K	(877,464)	(162,057)	(346,351)	(480,015)
Class R	(192,302)	(559,263)	(317,670)	(1,186,781)

Decrease in net assets resulting from distributions to shareholders	(6,688,962)	(10,878,741)	(8,431,510)	(23,140,415)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	46,431,178	26,053,675	18,563,679	11,647,720

NET ASSETS
Total increase (decrease) in net assets	29,838,437	32,602,327	(7,743,406)	7,510,344
Beginning of period	306,169,425	273,567,098	367,946,224	360,435,880

End of period	$336,007,862	$306,169,425	$360,202,818	$367,946,224

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,168,419	$15,716,995	$3,402,497	$5,885,391
Net realized gain	17,861,835	9,285,669	10,393,012	3,891,683
Net change in unrealized appreciation (depreciation)	(92,422,212)	22,212,617	(56,238,871)	(1,350,456)

Net increase (decrease) in net assets resulting from operations	(66,391,958)	47,215,281	(42,443,362)	8,426,618

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,274,412)	(7,250,440)	(3,431,216)	(5,836,278)
Investor A	(19,637,878)	(18,659,907)	(4,098,713)	(8,297,719)
Investor C	(2,674,572)	(5,431,522)	(862,069)	(2,328,353)
Class K	(1,101,930)	(1,189,307)	(701,406)	(761,052)
Class R	(461,998)	(1,088,428)	(152,195)	(525,225)

Decrease in net assets resulting from distributions to shareholders	(30,150,790)	(33,619,604)	(9,245,599)	(17,748,627)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	7,412,713	303,312,712	35,521,989	25,330,074

NET ASSETS
Total increase (decrease) in net assets	(89,130,035)	316,908,389	(16,166,972)	16,008,065
Beginning of period	848,840,446	531,932,057	377,426,928	361,418,863

End of period	$759,710,411	$848,840,446	$361,259,956	$377,426,928

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.85		$11.62	$11.67	$11.31	$11.50	$12.15

Net investment income(a)	0.16		0.36	0.30	0.28	0.25	0.21
Net realized and unrealized gain (loss)	(0.46)		0.42	(0.04)	0.28	0.27	0.17

Net increase (decrease) from investment operations	(0.30)		0.78	0.26	0.56	0.52	0.38

Distributions(b)
From net investment income	(0.28)		(0.40)	(0.31)	(0.20)	(0.23)	(0.40)
From net realized gain	(0.01)		(0.15)	—	—	(0.48)	(0.63)

Total distributions	(0.29)		(0.55)	(0.31)	(0.20)	(0.71)	(1.03)

Net asset value, end of period	$11.26		$11.85	$11.62	$11.67	$11.31	$11.50

Total Return(c)
Based on net asset value	(2.64	)%(d)	7.23%	2.27%	5.09%	4.76%	3.12%

Ratios to Average Net Assets
Total expenses(e)	0.33	%(f)	0.28%	0.31%	0.35%	0.33%	0.41%

Total expenses after fees waived and/or reimbursed(e)	0.18	%(f)	0.12%	0.16%	0.17%	0.12%	0.16%

Net investment income(e)	2.66	%(f)	3.17%	2.63%	2.49%	2.25%	1.80%

Supplemental Data
Net assets, end of period (000)	$65,460		$46,017	$42,461	$52,839	$49,937	$22,738

Portfolio turnover rate	35%		62%	64%	80%	95%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.20%	0.20%	0.31%	0.27%	0.45%	0.46%

(f)	Annualized.

See notes to financial statements.

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016	2015

Net asset value, beginning of period	$11.68		$11.46		$11.51		$11.16		$11.37	$12.02

Net investment income(a)	0.14		0.32		0.26		0.24		0.21	0.16
Net realized and unrealized gain (loss)	(0.45)		0.41		(0.04)		0.28		0.26	0.17

Net increase (decrease) from investment operations	(0.31)		0.73		0.22		0.52		0.47	0.33

Distributions(b)
From net investment income	(0.25)		(0.36)		(0.27)		(0.17)		(0.20)	(0.35)
From net realized gain	(0.01)		(0.15)		—		—		(0.48)	(0.63)

Total distributions	(0.26)		(0.51)		(0.27)		(0.17)		(0.68)	(0.98)

Net asset value, end of period	$11.11		$11.68		$11.46		$11.51		$11.16	$11.37

Total Return(c)
Based on net asset value	(2.79	)%(d)	6.82%		1.94%		4.78%		4.35%	2.77%

Ratios to Average Net Assets
Total expenses(e)	0.57	%(f)(g)	0.54	%(g)	0.56	%(g)	0.60	%(g)	0.60%	0.71	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.51	%(f)	0.46%		0.50%		0.51%		0.46%	0.54%

Net investment income(e)	2.32	%(f)	2.82%		2.29%		2.17%		1.88%	1.37%

Supplemental Data
Net assets, end of period (000)	$146,823		$137,115		$122,394		$143,061		$171,824	$75,293

Portfolio turnover rate	35%		62%		64%		80%		95%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.20%	0.20%	0.31%	0.27%	0.45%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2015 the ratio would have been 0.70%. There was no financial impact to the expense ratios for the six months ended March 31, 2020 and the years ended September 30, 2019, September 30, 2018 and September 30, 2017.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$11.54		$11.30		$11.34		$11.01		$11.24		$11.91

Net investment income(a)	0.09		0.23		0.17		0.16		0.12		0.07
Net realized and unrealized gain (loss)	(0.45)		0.42		(0.04)		0.28		0.27		0.16

Net increase (decrease) from investment operations	(0.36)		0.65		0.13		0.44		0.39		0.23

Distributions(b)
From net investment income	(0.16)		(0.26)		(0.17)		(0.11)		(0.14)		(0.27)
From net realized gain	(0.01)		(0.15)		—		—		(0.48)		(0.63)

Total distributions	(0.17)		(0.41)		(0.17)		(0.11)		(0.62)		(0.90)

Net asset value, end of period	$11.01		$11.54		$11.30		$11.34		$11.01		$11.24

Total Return(c)
Based on net asset value	(3.21	)%(d)	6.10%		1.14%		4.01%		3.64%		1.92%

Ratios to Average Net Assets
Total expenses(e)	1.31	%(f)(g)	1.28	%(g)	1.31	%(g)	1.35	%(g)	1.33	%(g)	1.44	%(g)

Total expenses after fees waived and/or reimbursed(e)	1.25	%(f)	1.22%		1.25%		1.26%		1.21%		1.27%

Net investment income(e)	1.58	%(f)	2.09%		1.54%		1.42%		1.11%		0.62%

Supplemental Data
Net assets, end of period (000)	$78,017		$79,944		$91,279		$118,900		$147,046		$57,521

Portfolio turnover rate	35%		62%		64%		80%		95%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.20%	0.31%	0.27%	0.45%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2020 and the years ended September 30, 2017, September 30, 2016 and September 30, 2015.

See notes to financial statements.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
			2019	2018	2017

Net asset value, beginning of period	$11.85		$11.62	$11.67	$11.31	$10.90

Net investment income(b)	0.16		0.33	0.30	0.29	0.12
Net realized and unrealized gain (loss)	(0.45)		0.45	(0.04)	0.28	0.29

Net increase (decrease) from investment operations	(0.29)		0.78	0.26	0.57	0.41

Distributions(c)
From net investment income	(0.29)		(0.40)	(0.31)	(0.21)	—
From net realized gain	(0.01)		(0.15)	—	—	—

Total distributions	(0.30)		(0.55)	(0.31)	(0.21)	—

Net asset value, end of period	$11.26		$11.85	$11.62	$11.67	$11.31

Total Return(d)
Based on net asset value	(2.62	)%(e)	7.26%	2.29%	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.24	%(g)	0.18%	0.23%	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.16	%(g)	0.10%	0.14%	0.16%	0.10	%(g)

Net investment income(f)	2.67	%(g)	2.87%	2.63%	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$36,979		$31,853	$3,355	$1,607	$207

Portfolio turnover rate	35%		62%	64%	80%	95	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
		2019	2018	2017
Investments in underlying funds	0.20%	0.20%	0.31%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018	2017	2016		2015

Net asset value, beginning of period	$11.62		$11.39		$11.44	$11.10	$11.30		$11.96

Net investment income(a)	0.12		0.28		0.22	0.21	0.17		0.12
Net realized and unrealized gain (loss)	(0.46)		0.42		(0.03)	0.27	0.27		0.17

Net increase (decrease) from investment operations	(0.34)		0.70		0.19	0.48	0.44		0.29

Distributions(b)
From net investment income	(0.20)		(0.32)		(0.24)	(0.14)	(0.16)		(0.32)
From net realized gain	(0.01)		(0.15)		—	—	(0.48)		(0.63)

Total distributions	(0.21)		(0.47)		(0.24)	(0.14)	(0.64)		(0.95)

Net asset value, end of period	$11.07		$11.62		$11.39	$11.44	$11.10		$11.30

Total Return(c)
Based on net asset value	(3.03	)%(d)	6.58%		1.64%	4.39%	4.11%		2.41%

Ratios to Average Net Assets
Total expenses(e)	0.87	%(f)(g)	0.85	%(g)	0.89%	0.93%	0.91	%(g)	1.01%

Total expenses after fees waived and/or reimbursed(e)	0.81	%(f)	0.78%		0.81%	0.82%	0.77%		0.79%

Net investment income(e)	2.04	%(f)	2.55%		1.97%	1.86%	1.58%		1.05%

Supplemental Data
Net assets, end of period (000)	$8,728		$11,241		$14,079	$15,209	$15,976		$9,331

Portfolio turnover rate	35%		62%		64%	80%	95%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.20%	0.31%	0.27%	0.45%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the six months ended March 31, 2020 and the years ended September 30, 2019 and September 30, 2016.

See notes to financial statements.

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.95		$12.17	$11.91	$11.18	$11.54	$12.64

Net investment income(a)	0.14		0.31	0.28	0.26	0.23	0.20
Net realized and unrealized gain (loss)	(0.67)		0.31	0.28	0.67	0.45	0.03

Net increase (decrease) from investment operations	(0.53)		0.62	0.56	0.93	0.68	0.23

Distributions(b)
From net investment income	(0.32)		(0.27)	(0.30)	(0.20)	(0.23)	(0.34)
From net realized gain	—		(0.57)	—	—	(0.81)	(0.99)

Total distributions	(0.32)		(0.84)	(0.30)	(0.20)	(1.04)	(1.33)

Net asset value, end of period	$11.10		$11.95	$12.17	$11.91	$11.18	$11.54

Total Return(c)
Based on net asset value	(4.64	)%(d)	6.00%	4.74%	8.48%	6.31%	1.66%

Ratios to Average Net Assets
Total expenses(e)	0.39	%(f)	0.34%	0.32%	0.36%	0.35%	0.43%

Total expenses after fees waived and/or reimbursed(e)	0.19	%(f)	0.14%	0.15%	0.16%	0.12%	0.14%

Net investment income(e)	2.39	%(f)	2.69%	2.37%	2.29%	2.12%	1.67%

Supplemental Data
Net assets, end of period (000)	$83,854		$73,817	$66,357	$60,948	$45,376	$22,581

Portfolio turnover rate	49%		68%	79%	74%	103%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.18%	0.20%	0.30%	0.29%	0.46%	0.46%

(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$11.83		$12.06		$11.80		$11.08	$11.46		$12.56

Net investment income(a)	0.12		0.27		0.24		0.22	0.20		0.15
Net realized and unrealized gain (loss)	(0.66)		0.30		0.28		0.67	0.43		0.04

Net increase (decrease) from investment operations	(0.54)		0.57		0.52		0.89	0.63		0.19

Distributions(b)
From net investment income	(0.28)		(0.23)		(0.26)		(0.17)	(0.20)		(0.30)
From net realized gain	—		(0.57)		—		—	(0.81)		(0.99)

Total distributions	(0.28)		(0.80)		(0.26)		(0.17)	(1.01)		(1.29)

Net asset value, end of period	$11.01		$11.83		$12.06		$11.80	$11.08		$11.46

Total Return(c)
Based on net asset value	(4.73	)%(d)	5.57%		4.42%		8.17%	5.89%		1.33%

Ratios to Average Net Assets
Total expenses(e)	0.57	%(f)(g)	0.53	%(g)	0.54	%(g)	0.57%	0.58	%(g)	0.68	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.52	%(f)	0.48%		0.49%		0.50%	0.46%		0.50%

Net investment income(e)	2.05	%(f)	2.36%		2.02%		1.93%	1.81%		1.24%

Supplemental Data
Net assets, end of period (000)	$167,871		$178,719		$169,126		$186,642	$195,865		$86,088

Portfolio turnover rate	49%		68%		79%		74%	103%		117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.18%	0.20%	0.30%	0.29%	0.46%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2020 and the years ended September 30, 2016 and September 30, 2015.

See notes to financial statements.

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$11.66		$11.87		$11.60		$10.91		$11.31		$12.41

Net investment income(a)	0.08		0.18		0.15		0.13		0.11		0.06
Net realized and unrealized gain (loss)	(0.66)		0.31		0.27		0.66		0.44		0.04

Net increase (decrease) from investment operations	(0.58)		0.49		0.42		0.79		0.55		0.10

Distributions(b)
From net investment income	(0.19)		(0.13)		(0.15)		(0.10)		(0.14)		(0.21)
From net realized gain	—		(0.57)		—		—		(0.81)		(0.99)

Total distributions	(0.19)		(0.70)		(0.15)		(0.10)		(0.95)		(1.20)

Net asset value, end of period	$10.89		$11.66		$11.87		$11.60		$10.91		$11.31

Total Return(c)
Based on net asset value	(5.09	)%(d)	4.78%		3.63%		7.32%		5.18%		0.57%

Ratios to Average Net Assets
Total expenses(e)	1.32	%(f)(g)	1.28	%(g)	1.29	%(g)	1.33	%(g)	1.33	%(g)	1.44	%(g)

Total expenses after fees waived and/or reimbursed(e)	1.27	%(f)	1.23%		1.24%		1.25%		1.21%		1.27%

Net investment income(e)	1.30	%(f)	1.63%		1.26%		1.18%		1.04%		0.47%

Supplemental Data
Net assets, end of period (000)	$79,147		$87,646		$101,711		$128,703		$153,937		$59,026

Portfolio turnover rate	49%		68%		79%		74%		103%		117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.18%	0.20%	0.30%	0.29%	0.46%	0.46%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019, September 30, 2016 and September 30, 2015, the ratios would have been 1.27%, 1.32%, and 1.43%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2020 and the years ended September 30, 2018 and September 30, 2017.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
			2019	2018	2017

Net asset value, beginning of period	$11.96		$12.18	$11.92	$11.19	$10.68

Net investment income(b)	0.15		0.31	0.29	0.29	0.11
Net realized and unrealized gain (loss)	(0.68)		0.32	0.27	0.64	0.40

Net increase (decrease) from investment operations	(0.53)		0.63	0.56	0.93	0.51

Distributions(c)
From net investment income	(0.32)		(0.28)	(0.30)	(0.20)	—
From net realized gain	—		(0.57)	—	—	—

Total distributions	(0.32)		(0.85)	(0.30)	(0.20)	—

Net asset value, end of period	$11.11		$11.96	$12.18	$11.92	$11.19

Total Return(d)
Based on net asset value	(4.62	)%(e)	6.02%	4.75%	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.24	%(g)	0.20%	0.21%	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.17	%(g)	0.12%	0.13%	0.14%	0.10	%(g)

Net investment income(f)	2.47	%(g)	2.68%	2.40%	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$18,026		$10,987	$4,939	$2,359	$253

Portfolio turnover rate	49%		68%	79%	74%	103	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
		2019	2018	2017
Investments in underlying funds	0.18%	0.20%	0.30%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.78		$12.00	$11.75	$11.04	$11.40	$12.49

Net investment income(a)	0.11		0.25	0.22	0.20	0.18	0.13
Net realized and unrealized gain (loss)	(0.66)		0.31	0.27	0.66	0.44	0.04

Net increase (decrease) from investment operations	(0.55)		0.56	0.49	0.86	0.62	0.17

Distributions(b)
From net investment income	(0.25)		(0.21)	(0.24)	(0.15)	(0.17)	(0.27)
From net realized gain	—		(0.57)	—	—	(0.81)	(0.99)

Total distributions	(0.25)		(0.78)	(0.24)	(0.15)	(0.98)	(1.26)

Net asset value, end of period	$10.98		$11.78	$12.00	$11.75	$11.04	$11.40

Total Return(c)
Based on net asset value	(4.83	)%(d)	5.45%	4.18%	7.94%	5.80%	1.18%

Ratios to Average Net Assets
Total expenses(e)	0.89	%(f)	0.85%	0.84%	0.88%	0.89%	0.96%

Total expenses after fees waived and/or reimbursed(e)	0.69	%(f)	0.64%	0.65%	0.66%	0.62%	0.64%

Net investment income(e)	1.87	%(f)	2.21%	1.84%	1.77%	1.65%	1.06%

Supplemental Data
Net assets, end of period (000)	$11,305		$16,778	$18,302	$22,405	$21,619	$15,130

Portfolio turnover rate	49%		68%	79%	74%	103%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.18%	0.20%	0.30%	0.29%	0.46%	0.46%

(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018	2017		2016	2015

Net asset value, beginning of period	$13.37		$13.74		$13.20	$12.08		$12.39	$13.64

Net investment income(a)	0.15		0.30		0.30	0.28		0.23	0.21
Net realized and unrealized gain (loss)	(1.12)		0.19		0.67	1.05		0.60	(0.10)

Net increase (decrease) from investment operations	(0.97)		0.49		0.97	1.33		0.83	0.11

Distributions(b)
From net investment income	(0.35)		(0.21)		(0.30)	(0.21)		(0.22)	(0.48)
From net realized gain	(0.16)		(0.65)		(0.13)	—		(0.92)	(0.88)

Total distributions	(0.51)		(0.86)		(0.43)	(0.21)		(1.14)	(1.36)

Net asset value, end of period	$11.89		$13.37		$13.74	$13.20		$12.08	$12.39

Total Return(c)
Based on net asset value	(7.72	)%(d)	4.22%		7.42%	11.19	%(e)	7.10%	0.43%

Ratios to Average Net Assets
Total expenses(f)	0.34	%(g)	0.34	%(h)	0.29%	0.32%		0.31%	0.55%

Total expenses after fees waived and/or reimbursed(f)	0.19	%(g)	0.15%		0.15%	0.14%		0.11%	0.13%

Net investment income(f)	2.24	%(g)	2.36%		2.22%	2.27%		1.95%	1.60%

Supplemental Data
Net assets, end of period (000)	$152,620		$161,196		$108,221	$90,274		$61,601	$8,755

Portfolio turnover rate	50%		69%		88%	70%		94%	118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%	0.46%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$13.13		$13.50		$12.98		$11.89		$12.22		$13.46

Net investment income(a)	0.12		0.26		0.25		0.24		0.19		0.16
Net realized and unrealized gain (loss)	(1.10)		0.19		0.65		1.03		0.59		(0.11)

Net increase (decrease) from investment operations	(0.98)		0.45		0.90		1.27		0.78		0.05

Distributions(b)
From net investment income	(0.31)		(0.17)		(0.25)		(0.18)		(0.19)		(0.41)
From net realized gain	(0.16)		(0.65)		(0.13)		—		(0.92)		(0.88)

Total distributions	(0.47)		(0.82)		(0.38)		(0.18)		(1.11)		(1.29)

Net asset value, end of period	$11.68		$13.13		$13.50		$12.98		$11.89		$12.22

Total Return(c)
Based on net asset value	(7.93	)%(d)	3.94%		7.03%		10.86	%(e)	6.77%		0.00%

Ratios to Average Net Assets
Total expenses(f)	0.55	%(g)	0.55	%(h)(i)	0.51	%(i)	0.55	%(i)	0.57	%(i)	0.76	%(i)

Total expenses after fees waived and/or reimbursed(f)	0.53	%(g)	0.49%		0.49%		0.48%		0.45%		0.49%

Net investment income(f)	1.89	%(g)	2.03%		1.85%		1.93%		1.64%		1.20%

Supplemental Data
Net assets, end of period (000)	$479,566		$555,513		$280,970		$279,181		$269,175		$64,012

Portfolio turnover rate	50%		69%		88%		70%		94%		118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%	0.46%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratios for the years ended September 30, 2019, September 30, 2017, September 30, 2016 and September 30, 2015.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018	2017		2016		2015

Net asset value, beginning of period	$12.81		$13.17		$12.66	$11.61		$11.99		$13.21

Net investment income(a)	0.07		0.15		0.14	0.14		0.10		0.06
Net realized and unrealized gain (loss)	(1.08)		0.20		0.64	1.02		0.57		(0.09)

Net increase (decrease) from investment operations	(1.01)		0.35		0.78	1.16		0.67		(0.03)

Distributions(b)
From net investment income	(0.21)		(0.06)		(0.14)	(0.11)		(0.13)		(0.31)
From net realized gain	(0.16)		(0.65)		(0.13)	—		(0.92)		(0.88)

Total distributions	(0.37)		(0.71)		(0.27)	(0.11)		(1.05)		(1.19)

Net asset value, end of period	$11.43		$12.81		$13.17	$12.66		$11.61		$11.99

Total Return(c)
Based on net asset value	(8.25	)%(d)	3.15%		6.23%	10.06	%(e)	5.89%		(0.63)%

Ratios to Average Net Assets
Total expenses(f)	1.29	%(g)	1.30	%(h)(i)	1.28%	1.31%		1.33	%(i)	1.51%

Total expenses after fees waived and/or reimbursed(f)	1.28	%(g)	1.24%		1.24%	1.23%		1.20%		1.22%

Net investment income(f)	1.14	%(g)	1.23%		1.10%	1.17%		0.88%		0.45%

Supplemental Data
Net assets, end of period (000)	$81,987		$94,713		$105,283	$117,602		$125,371		$45,308

Portfolio turnover rate	50%		69%		88%	70%		94%		118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%	0.46%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,					Period from 03/28/2016(a) to 09/30/2016
			2019		2018	2017

Net asset value, beginning of period	$13.37		$13.74		$13.20	$12.07		$11.45

Net investment income(b)	0.16		0.30		0.30	0.28		0.11
Net realized and unrealized gain (loss)	(1.13)		0.19		0.67	1.06		0.51

Net increase (decrease) from investment operations	(0.97)		0.49		0.97	1.34		0.62

Distributions(c)
From net investment income	(0.35)		(0.21)		(0.30)	(0.21)		—
From net realized gain	(0.16)		(0.65)		(0.13)	—		—

Total distributions	(0.51)		(0.86)		(0.43)	(0.21)		—

Net asset value, end of period	$11.89		$13.37		$13.74	$13.20		$12.07

Total Return(d)
Based on net asset value	(7.70	)%(e)	4.24%		7.44%	11.30	%(f)	5.42	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.20	%(h)	0.20	%(i)	0.18%	0.24%		0.22	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.17	%(h)	0.13%		0.13%	0.12%		0.09	%(h)

Net investment income(g)	2.31	%(h)	2.33%		2.21%	2.37%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$33,357		$21,488		$18,719	$10,395		$276

Portfolio turnover rate	50%		69%		88%	70%		94	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
		2019	2018	2017
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%

(h)	Annualized.
(i)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.
(j)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018	2017		2016	2015

Net asset value, beginning of period	$13.08		$13.45		$12.93	$11.85		$12.17	$13.40

Net investment income(a)	0.11		0.23		0.22	0.21		0.17	0.13
Net realized and unrealized gain (loss)	(1.10)		0.19		0.66	1.03		0.59	(0.10)

Net increase (decrease) from investment operations	(0.99)		0.42		0.88	1.24		0.76	0.03

Distributions(b)
From net investment income	(0.27)		(0.14)		(0.23)	(0.16)		(0.16)	(0.38)
From net realized gain	(0.16)		(0.65)		(0.13)	—		(0.92)	(0.88)

Total distributions	(0.43)		(0.79)		(0.36)	(0.16)		(1.08)	(1.26)

Net asset value, end of period	$11.66		$13.08		$13.45	$12.93		$11.85	$12.17

Total Return(c)
Based on net asset value	(7.99	)%(d)	3.68%		6.85%	10.59	%(e)	6.63%	(0.16)%

Ratios to Average Net Assets
Total expenses(f)	0.88	%(g)	0.87	%(h)	0.84%	0.86%		0.90%	1.03%

Total expenses after fees waived and/or reimbursed(f)	0.72	%(g)	0.68%		0.68%	0.67%		0.64%	0.67%

Net investment income(f)	1.65	%(g)	1.80%		1.66%	1.73%		1.48%	0.99%

Supplemental Data
Net assets, end of period (000)	$12,181		$15,930		$18,740	$20,593		$18,260	$8,074

Portfolio turnover rate	50%		69%		88%	70%		94%	118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%	0.46%

(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$12.83		$13.26	$12.47	$11.11		$11.67	$13.84

Net investment income(a)	0.13		0.25	0.25	0.25		0.20	0.19
Net realized and unrealized gain (loss)	(1.39)		0.01	0.93	1.30		0.71	(0.25)

Net increase (decrease) from investment operations	(1.26)		0.26	1.18	1.55		0.91	(0.06)

Distributions(b)
From net investment income	(0.27)		(0.16)	(0.22)	(0.19)		(0.19)	(0.46)
From net realized gain	(0.06)		(0.53)	(0.17)	—		(1.28)	(1.65)

Total distributions	(0.33)		(0.69)	(0.39)	(0.19)		(1.47)	(2.11)

Net asset value, end of period	$11.24		$12.83	$13.26	$12.47		$11.11	$11.67

Total Return(c)
Based on net asset value	(10.21	)%(d)	2.81%	9.65%	14.11	%(e)	8.32%	(1.34)%

Ratios to Average Net Assets
Total expenses(f)	0.38	%(g)	0.39%	0.36%	0.34%		0.43%	0.72%

Total expenses after fees waived and/or reimbursed(f)	0.17	%(g)	0.18%	0.16%	0.11%		0.10%	0.14%

Net investment income(f)	2.00	%(g)	2.00%	1.94%	2.09%		1.79%	1.51%

Supplemental Data
Net assets, end of period (000)	$123,374		$124,885	$115,594	$75,614		$33,056	$7,436

Portfolio turnover rate	63%		64%	80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%	0.41%

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019		2018	2017		2016	2015

Net asset value, beginning of period	$12.56		$13.00		$12.23	$10.92		$11.50	$13.66

Net investment income(a)	0.10		0.20		0.19	0.20		0.17	0.13
Net realized and unrealized gain (loss)	(1.36)		0.01		0.93	1.27		0.69	(0.23)

Net increase (decrease) from investment operations	(1.26)		0.21		1.12	1.47		0.86	(0.10)

Distributions(b)
From net investment income	(0.23)		(0.12)		(0.18)	(0.16)		(0.16)	(0.41)
From net realized gain	(0.06)		(0.53)		(0.17)	—		(1.28)	(1.65)

Total distributions	(0.29)		(0.65)		(0.35)	(0.16)		(1.44)	(2.06)

Net asset value, end of period	$11.01		$12.56		$13.00	$12.23		$10.92	$11.50

Total Return(c)
Based on net asset value	(10.39	)%(d)	2.39%		9.32%	13.66	%(e)	8.01%	(1.70)%

Ratios to Average Net Assets
Total expenses(f)	0.56	%(g)	0.57	%(h)	0.57%	0.59%		0.73%	0.99%

Total expenses after fees waived and/or reimbursed(f)	0.51	%(g)	0.52%		0.50%	0.45%		0.44%	0.47%

Net investment income(f)	1.64	%(g)	1.66%		1.54%	1.73%		1.57%	0.99%

Supplemental Data
Net assets, end of period (000)	$155,861		$173,105		$163,604	$146,811		$120,613	$29,595

Portfolio turnover rate	63%		64%		80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%	0.41%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2019.

See notes to financial statements.

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C

	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$12.12		$12.55	$11.82	$10.57		$11.19	$13.30

Net investment income(a)	0.06		0.11	0.10	0.11		0.08	0.03
Net realized and unrealized gain (loss)	(1.33)		0.01	0.90	1.23		0.67	(0.22)

Net increase (decrease) from investment operations	(1.27)		0.12	1.00	1.34		0.75	(0.19)

Distributions(b)
From net investment income	(0.14)		(0.02)	(0.10)	(0.09)		(0.09)	(0.27)
From net realized gain	(0.06)		(0.53)	(0.17)	—		(1.28)	(1.65)

Total distributions	(0.20)		(0.55)	(0.27)	(0.09)		(1.37)	(1.92)

Net asset value, end of period	$10.65		$12.12	$12.55	$11.82		$10.57	$11.19

Total Return(c)
Based on net asset value	(10.73	)%(d)	1.63%	8.55%	12.81	%(e)	7.13%	(2.39)%

Ratios to Average Net Assets
Total expenses(f)	1.34	%(g)	1.35%	1.36%	1.39%		1.49%	1.77%

Total expenses after fees waived and/or reimbursed(f)	1.26	%(g)	1.27%	1.25%	1.20%		1.19%	1.22%

Net investment income(f)	0.89	%(g)	0.91%	0.80%	0.96%		0.77%	0.22%

Supplemental Data
Net assets, end of period (000)	$44,483		$51,002	$55,986	$51,364		$38,988	$16,280

Portfolio turnover rate	63%		64%	80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015

Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%	0.41%

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,				Period from 3/28/2016(a) to 09/30/2016
			2019	2018	2017

Net asset value, beginning of period	$12.83		$13.26	$12.47	$11.12		$10.40

Net investment income(b)	0.14		0.25	0.25	0.24		0.10
Net realized and unrealized gain (loss)	(1.40)		0.01	0.94	1.30		0.62

Net increase (decrease) from investment operations	(1.26)		0.26	1.19	1.54		0.72

Distributions(c)
From net investment income	(0.27)		(0.16)	(0.23)	(0.19)		—
From net realized gain	(0.06)		(0.53)	(0.17)	—		—

Total distributions	(0.33)		(0.69)	(0.40)	(0.19)		—

Net asset value, end of period	$11.24		$12.83	$13.26	$12.47		$11.12

Total Return(d)
Based on net asset value	(10.20	)%(e)	2.83%	9.66%	14.02	%(f)	6.92	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.22	%(h)	0.23%	0.22%	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.15	%(h)	0.16%	0.14%	0.09%		0.08	%(h)

Net investment income(g)	2.10	%(h)	2.03%	1.92%	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$32,030		$18,804	$14,403	$7,687		$222

Portfolio turnover rate	63%		64%	80%	59%		81	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
		2019	2018	2017

Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/20 (unaudited)		Year Ended September 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$12.47		$12.90	$12.14	$10.83		$11.40	$13.55

Net investment income(a)	0.09		0.18	0.17	0.18		0.15	0.10
Net realized and unrealized gain (loss)	(1.35)		0.01	0.92	1.27		0.69	(0.23)

Net increase (decrease) from investment operations	(1.26)		0.19	1.09	1.45		0.84	(0.13)

Distributions(b)
From net investment income	(0.19)		(0.09)	(0.16)	(0.14)		(0.13)	(0.37)
From net realized gain	(0.06)		(0.53)	(0.17)	—		(1.28)	(1.65)

Total distributions	(0.25)		(0.62)	(0.33)	(0.14)		(1.41)	(2.02)

Net asset value, end of period	$10.96		$12.47	$12.90	$12.14		$10.83	$11.40

Total Return(c)
Based on net asset value	(10.43	)%(d)	2.22%	9.15%	13.54	%(e)	7.81%	(1.89)%

Ratios to Average Net Assets
Total expenses(f)	0.88	%(g)	0.89%	0.90%	0.91%		1.05%	1.25%

Total expenses after fees waived and/or reimbursed(f)	0.67	%(g)	0.68%	0.66%	0.61%		0.60%	0.63%

Net investment income(f)	1.34	%(g)	1.51%	1.39%	1.57%		1.40%	0.80%

Supplemental Data
Net assets, end of period (000)	$5,512		$9,631	$11,832	$12,484		$9,574	$5,789

Portfolio turnover rate	63%		64%	80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/20 (unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%	0.41%

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and Master Portfolios in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Trustees of the Trust (the “Board”) and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Equity and Bond Fund (the “Target Fund”) approved the reorganization of the Target Fund into 60/40 Target Allocation. As a result, 60/40 Target Allocation acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of 60/40 Target Allocation.

Each shareholder of the Target Fund received shares of 60/40 Target Allocation in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of 60/40 Target Allocation in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	60/40 Target Allocation’s Share Class	Shares of 60/40 Target Allocation
Class A	11,836,654	0.78116004	Investor A	9,246,321
Class B	229,538	0.78440261	Investor A	180,050
Institutional	3,945,052	0.77068342	Institutional	3,040,386
Class R-1	190,523	0.76689938	Investor A	146,112
Class R-2	752,127	0.76868610	Investor A	578,150
Class R-3	72,659	0.75839221	Institutional	55,104
Legacy Class B	240,230	0.79802634	Investor A	191,710
Premier	14,488,134	0.79450253	Investor A	11,510,859

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization, were as follows:

Target Fund
Net assets	$302,217,830
Paid-in capital	301,187,331
Accumulated earnings	1,030,499

For financial reporting purposes, assets received and shares issued by 60/40 Target Allocation were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of 60/40 TargetAllocation’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of 60/40 Target Allocation before the reorganization were $502,296,512. The aggregate net assets of 60/40 Target Allocation immediately after the reorganization amounted to $804,514,342. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Equity and Bond Fund	$296,106,247	$295,075,748

The purpose of the transaction was to combine the assets of the Target Fund with the assets of 60/40 Target Allocation. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the reorganization had been completed on October 1, 2018, the beginning of the fiscal reporting period of 60/40 Target Allocation, the pro forma results of operations for the year ended September 30, 2019, are as follows:

•	Net investment income: $16,639,522

•	Net realized and change in unrealized gain on investments: $18,053,285

•	Net increase in net assets resulting from operations: $34,692,807

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in 60/40 Target Allocation’s Statement of Operations since November 19, 2018.

Reorganization costs incurred by 60/40 Target Allocation in connection with the reorganization were expensed by 60/40 Target Allocation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the ETF is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

20/80 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc	$4,825	$(4,825)	$—
Credit Suisse Securities (USA) LLC	160,842	(160,842)	—

	$165,667	$(165,667)	$—

40/60 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities (USA) LLC	$4,874	$(4,874)	$—
JP Morgan Securities LLC	170,590	(170,590)	—

	$175,464	$(175,464)	$—

(a)

 Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C	Class R
Service Fees	0.25%	0.25%	0.25%
Distribution Fees	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

For the six months ended March 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$185,763	$409,287	$25,701	$ 620,751
40/60 Target Allocation	229,166	440,334	36,763	706,263
60/40 Target Allocation	702,391	472,921	37,093	1,212,405
80/20 Target Allocation	225,620	261,830	19,964	507,414

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee

First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400
$1 Billion - $2 Billion	0.0375
$2 Billion - $4 Billion	0.0350
$4 Billion - $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 4,877	$14,829	$8,172	$3,583	$1,026	$32,487
40/60 Target Allocation	7,756	18,304	8,795	1,396	1,468	37,719
60/40 Target Allocation	16,724	56,112	9,446	2,978	1,481	86,741
80/20 Target Allocation	13,458	18,021	5,229	2,794	798	40,300

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2020, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 62	$ 1,038	$ 615	$38	$45	$ 1,798
40/60 Target Allocation	98	1,486	796	22	49	2,451
60/40 Target Allocation	1,042	12,231	1,655	36	45	15,009
80/20 Target Allocation	141	2,773	1,303	26	35	4,278

For the six months ended March 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 21,620	$ 63,551	$30,862	$271	$ 6,822	$123,126
40/60 Target Allocation	59,317	75,241	34,991	340	10,884	180,773
60/40 Target Allocation	122,819	270,862	44,936	527	13,404	452,548
80/20 Target Allocation	112,314	89,025	31,909	304	6,390	239,942

Other Fees: For the six months ended March 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

20/80 Target Allocation	$21,207
40/60 Target Allocation	19,752
60/40 Target Allocation	23,205
80/20 Target Allocation	15,498

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For the six months ended March 31, 2020, affiliates received CDSCs as follows:

	Investor A	Investor C
20/80 Target Allocation	$ 30	$3,773
40/60 Target Allocation	—	1,610
60/40 Target Allocation	104	3,097
80/20 Target Allocation	—	2,973

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). Effective March 1, 2020, the Board approved the termination of these contractual expense limitations. The expense limitations as a percentage of average daily net assets were as follows:

	Institutional	Investor A	Investor C	Class R
20/80 Target Allocation	1.13%	1.53%	2.25%	1.74%
40/60 Target Allocation	1.09	1.51	2.24	1.59
60/40 Target Allocation	1.07	1.45	2.17	1.62
80/20 Target Allocation	1.09	1.43	2.18	1.59

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue these contractual fixed-term expense limitations through January 31, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in which the Funds invest. For the six months ended March 31, 2020, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

20/80 Target Allocation	$97,306
40/60 Target Allocation	90,450
60/40 Target Allocation	49,410
80/20 Target Allocation	83,941

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2020, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 4,876	$ 68	$ —	$3,583	$ 63	$8,590
40/60 Target Allocation	7,754	—	2	1,396	1,468	10,620
60/40 Target Allocation	16,724	19,932	3,176	2,978	1,481	44,291
80/20 Target Allocation	13,458	8,244	5,229	2,794	798	30,523

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 16,716	$ —	$271	$ 2	$ 16,989
40/60 Target Allocation	51,533	—	340	9,505	61,378
60/40 Target Allocation	106,095	—	526	9,771	116,392
80/20 Target Allocation	98,849	3,558	304	5,606	108,317

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (unaudited) (continued)

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.

For the six months ended March 31, 2020, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$106	$176	$79	$ 361
40/60 Target Allocation	939	663	—	1,602

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on December 1, 2019:

20/80 Target Allocation
Fund Level	$406,322
Institutional	88,513
Investor A	14,012
Class K	5,417
Class R	3,625
40/60 Target Allocation
Fund Level	360,169
Institutional	206,784
Investor C	1,422
Class K	3,877
Class R	62,342
60/40 Target Allocation
Fund Level	337,618
Institutional	376,464
Investor A	88,603
Investor C	25,805
Class K	9,461
Class R	56,559
80/20 Target Allocation
Fund Level	387,180
Institutional	370,036
Investor A	26,230
Investor C	44,635
Class K	7,476
Class R	42,453

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of upto 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2020, each Fund paid BIM the following amounts for securities lending agent services:

20/80 Target Allocation	$1,901
40/60 Target Allocation	1,770
60/40 Target Allocation	2,359
80/20 Target Allocation	2,044

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
20/80 Target Allocation	$—	$6,075,598	$70,310
40/60 Target Allocation	2,100,866	—	—
60/40 Target Allocation	4,205,640	—	—
80/20 Target Allocation	—	634,096	7,102

6.	PURCHASES AND SALES

For the six months ended March 31, 2020, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
20/80 Target Allocation	$155,992,769	$113,983,414
40/60 Target Allocation	202,332,665	185,713,979
60/40 Target Allocation	425,454,466	435,006,476
80/20 Target Allocation	281,028,334	250,369,751

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2019, 20/80 Target Allocation had non-expiring capital loss carryforward available to offset future realized capital gains of $206,176.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$341,126,345	$367,625,520	$789,970,844	$380,531,987

Gross unrealized appreciation	$10,044,780	$11,848,544	$13,944,426	$9,668,486
Gross unrealized depreciation	(8,802,650)	(10,000,684)	(38,263,385)	(27,013,767)

Net unrealized appreciation (depreciation)	$1,242,130	$1,847,860	$(24,318,959)	$(17,345,281)

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2020, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/20		Year Ended 09/30/19
20/80 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,567,137	$29,286,124	1,624,352	$18,587,138
Shares issued in reinvestment of distributions	98,977	1,167,931	169,285	1,818,122
Shares redeemed	(735,407)	(8,539,896)	(1,564,946)	(17,728,532)

Net increase	1,930,707	$21,914,159	228,691	$2,676,728

Investor A
Shares sold and automatic conversion of shares	3,082,782	$35,858,938	3,267,358	$37,010,850
Shares issued in reinvestment of distributions	268,705	3,133,100	474,994	5,044,441
Shares redeemed	(1,873,238)	(21,565,462)	(2,689,037)	(30,141,485)

Net increase	1,478,249	$17,426,576	1,053,315	$11,913,806

Investor C
Shares sold	1,156,901	$13,399,449	747,463	$8,347,164
Shares issued in reinvestment of distributions	98,564	1,140,390	273,213	2,882,397
Shares redeemed and automatic conversion of shares	(1,099,869)	(12,512,144)	(2,170,070)	(24,023,996)

Net increase (decrease)	155,596	$2,027,695	(1,149,394)	$(12,794,435)

Class K
Shares sold	788,778	$9,368,450	2,906,934	$33,106,505
Shares issued in reinvestment of distributions	73,907	872,098	14,140	151,858
Shares redeemed	(266,145)	(3,084,498)	(521,676)	(5,991,067)

Net increase	596,540	$7,156,050	2,399,398	$27,267,296

Class R
Shares sold	146,317	$1,696,701	194,550	$2,180,079
Shares issued in reinvestment of distributions	16,535	192,302	52,860	559,263
Shares redeemed	(342,479)	(3,982,305)	(515,830)	(5,749,062)

Net decrease	(179,627)	$(2,093,302)	(268,420)	$(3,009,720)

Total Net Increase	3,981,465	$46,431,178	2,263,590	$26,053,675

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/20		Year Ended 09/30/19
40/60 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,095,982	$24,055,530	2,092,655	$23,902,492
Shares issued in reinvestment of distributions	166,805	2,016,674	419,916	4,467,905
Shares redeemed	(888,174)	(10,500,231)	(1,786,838)	(20,597,450)

Net increase	1,374,613	$15,571,973	725,733	$7,772,947

Investor A
Shares sold and automatic conversion of shares	2,095,692	$24,642,955	3,300,695	$37,729,085
Shares issued in reinvestment of distributions	339,021	4,064,861	1,020,513	10,776,605
Shares redeemed	(2,289,245)	(26,553,909)	(3,244,228)	(36,973,415)

Net increase	145,468	$2,153,907	1,076,980	$11,532,275

Investor C
Shares sold	544,734	$6,415,340	877,363	$9,929,157
Shares issued in reinvestment of distributions	116,599	1,385,201	500,913	5,244,554
Shares redeemed and automatic conversion of shares	(907,303)	(10,545,244)	(2,434,034)	(27,477,944)

Net decrease	(245,970)	$(2,744,703)	(1,055,758)	$(12,304,233)

Class K
Shares sold	841,824	$9,946,248	561,305	$6,522,750
Shares issued in reinvestment of distributions	28,123	340,289	43,580	464,123
Shares redeemed	(166,397)	(1,978,770)	(91,670)	(1,060,988)

Net increase	703,550	$8,307,767	513,215	$5,925,885

Class R
Shares sold	86,615	$1,015,833	273,196	$3,088,003
Shares issued in reinvestment of distributions	26,539	317,670	112,705	1,186,781
Shares redeemed	(507,503)	(6,058,768)	(486,884)	(5,553,938)

Net decrease	(394,349)	$(4,725,265)	(100,983)	$(1,279,154)

Total Net Increase	1,583,312	$18,563,679	1,159,187	$11,647,720

60/40 Target Allocation
Institutional
Shares issued in reorganization (a)	—	$—	3,095,490	$38,028,857
Shares sold	2,134,521	28,023,581	4,807,429	60,161,959
Shares issued in reinvestment of distributions	454,237	6,182,164	580,251	7,053,378
Shares redeemed	(1,809,796)	(23,424,981)	(4,304,467)	(54,676,495)

Net increase	778,962	$10,780,764	4,178,703	$50,567,699

Investor A
Shares issued in reorganization (a)	—	$—	21,853,202	$264,188,973
Shares sold and automatic conversion of shares	2,486,987	32,963,361	5,035,312	63,065,589
Shares issued in reinvestment of distributions	1,429,210	19,137,117	1,477,362	17,653,637
Shares redeemed	(5,192,650)	(66,170,178)	(6,852,244)	(85,297,017)

Net increase (decrease)	(1,276,453)	$(14,069,700)	21,513,632	$259,611,182

(a)	See Note 1 regarding the reorganization.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/20		Year Ended 09/30/19
60/40 Target Allocation (continued)	Shares	Amount	Shares	Amount
Investor C
Shares sold	484,350	$6,237,578	1,365,562	$16,616,187
Shares issued in reinvestment of distributions	197,295	2,588,512	445,513	5,242,473
Shares redeemed and automatic conversion of shares	(905,401)	(11,508,553)	(2,409,084)	(29,562,945)

Net decrease	(223,756)	$(2,682,463)	(598,009)	$(7,704,285)

Class K
Shares sold	1,371,178	$18,000,018	345,751	$4,483,247
Shares issued in reinvestment of distributions	80,965	1,101,930	97,670	1,189,306
Shares redeemed	(253,960)	(3,411,401)	(198,837)	(2,569,107)

Net increase	1,198,183	$15,690,547	244,584	$3,103,446

Class R
Shares sold	94,297	$1,199,575	247,292	$3,084,293
Shares issued in reinvestment of distributions	34,523	461,570	90,899	1,087,645
Shares redeemed	(302,447)	(3,967,580)	(513,770)	(6,437,268)

Net decrease	(173,627)	$(2,306,435)	(175,579)	$(2,265,330)

Total Net Increase	303,309	$7,412,713	25,163,331	$303,312,712

80/20 Target Allocation
Institutional
Shares sold	2,356,392	$29,711,166	2,931,924	$36,142,012
Shares issued in reinvestment of distributions	255,224	3,422,573	527,609	5,814,255
Shares redeemed	(1,366,580)	(16,931,332)	(2,439,851)	(29,788,337)

Net increase	1,245,036	$16,202,407	1,019,682	$12,167,930

Investor A
Shares sold and automatic conversion of shares	1,737,604	$21,949,273	2,870,593	$34,695,910
Shares issued in reinvestment of distributions	308,072	4,051,148	756,352	8,183,723
Shares redeemed	(1,672,274)	(20,411,456)	(2,433,677)	(29,297,010)

Net increase	373,402	$5,588,965	1,193,268	$13,582,623

Investor C
Shares sold	444,602	$5,464,943	787,550	$9,180,904
Shares issued in reinvestment of distributions	67,278	857,799	219,866	2,308,595
Shares redeemed and automatic conversion of shares	(543,496)	(6,694,057)	(1,261,472)	(14,744,142)

Net decrease	(31,616)	$(371,315)	(254,056)	$(3,254,643)

Class K
Shares sold	1,468,372	$18,510,736	425,197	$5,270,511
Shares issued in reinvestment of distributions	52,305	701,406	69,061	761,052
Shares redeemed	(136,044)	(1,705,224)	(114,415)	(1,416,119)

Net increase	1,384,633	$17,506,918	379,843	$4,615,444

Class R
Shares sold	85,659	$1,030,736	191,939	$2,309,528
Shares issued in reinvestment of distributions	11,627	152,195	48,858	525,225
Shares redeemed	(366,506)	(4,587,917)	(385,988)	(4,616,033)

Net decrease	(269,220)	$(3,404,986)	(145,191)	$(1,781,280)

Total Net Increase	2,702,235	$35,521,989	2,193,546	$25,330,074

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2020, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 16, 2020, the credit agreement was extended until April 2021 under the same terms.

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock Funds II, on behalf of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	59

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	61

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-3/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

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(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 4, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 4, 2020

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